SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital And Sharebased Payments Tables Abstract
Schedule of Stock Options

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding and exercisable, January 1, 2018	3,311,000	$2.12
Granted	497,500	$1.30
Cancelled / Forfeited	(497,500)	$2.14
Expired	(306,000)	$1.61
Exercised	(87,500)	$1.61
Stock options outstanding, December 31, 2018	2,917,500	$2.04
Stock options exercisable, December 31, 2018	2,576,250	$2.14
Granted	526,000	$0.79
Cancelled / Forfeited	(255,000)	$2.09
Expired	(550,000)	$1.90
Stock options outstanding, December 31, 2019	2,638,500	$1.82
Stock options exercisable, December 31, 2019	2,244,000	$2.00

Schedule of Stock Options Outsanding and Exercisable

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 2, 2021	$2.95	502,500	1.67	502,500	1.67
September 20, 2022	$1.98	1,162,500	2.72	1,162,500	2.72
October 6, 2022	$1.98	15,000	2.77	15,000	2.77
August 28, 2023	$1.30	432,500	3.66	432,500	3.66
August 21, 2024	$0.79	526,000	4.64	131,500	4.64
		2,638,500	3.06	2,244,000	2.78

Schedule of fair value of options granted

	2019	2018	2017
Weighted average assumptions:
Risk-free interest rate	1.27%	2.25%	1.80%
Expected dividend yield	0%	0%	0%
Expected option life (years)	5.00	5.00	5.00
Expected stock price volatility	59.01%	60.26%	68.24%
Weighted average fair value at grant date	C$0.40	C$0.53	C$1.14

Schedule of Basic Earnings Per Share and Diluted Earnings Per Share

	2019	2018	2017
Net income (loss) for the year	$(2,335)	$1,657	$2,655
Basic weighted average number of shares outstanding	69,980,178	56,851,626	52,523,454
Effect of dilutive share options, warrants, and RSUs	-	3,149,011	796,555
Diluted weighted average number of shares outstanding	69,980,178	60,000,637	53,320,009
Basic earnings (loss) per share	$(0.03)	$0.03	$0.05
Diluted earnings (loss) per share	$(0.03)	$0.03	$0.05